Schedule of promissory notes included in balance sheet (Details) - Promissory Notes [Member]	1 Months Ended	12 Months Ended
	Apr. 30, 2024 GBP (£)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)
Short-Term Debt [Line Items]
Balance, beginning of the year				£ 2,034,778
Cash proceeds from issuance of Promissory Notes				190,748
Loss from change in fair value of Promissory Notes				371,876
In exchange for the preferred shares issued	£ (2,597,402)			(2,597,402)
Balance, end of the year